Summary of Significant Accounting Policies (Details) - Schedule of property, equipment and leasehold improvements - FaZe Clan Inc. [Member]	12 Months Ended
Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold Improvements	Remaining Lease Term
Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment,	3 years
Furniture/Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment,	3 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment,	5 years